Deferred tax	12 Months Ended
Mar. 31, 2018
Income Taxes [Abstract]
Deferred tax
Deferred tax

	March 31, 2018 R’000	March 31, 2017 R’000

Deferred tax liabilities
Capital allowances for tax purposes	42,828	33,616
Intangible assets	57,084	49,807
Pre-payments	2,857	2,815
Deferred foreign currency gains	33,858	61,616
Other	887	1,106
Gross deferred tax liabilities	137,514	148,960
Set-off of deferred tax balances	(54,856)	(48,893)
Net deferred tax liabilities	82,658	100,067
Deferred tax assets
Revenue received in advance	15,730	14,304
Capital allowances for tax purposes	30,556	22,107
Provisions, accruals and lease straight-lining	33,910	28,731
Assessable losses	5,892	10,736
Share-based payments	8,187	—
Other	1,298	1,145
Gross deferred tax assets	95,573	77,023
Set-off of deferred tax balances	(54,856)	(48,893)
Net deferred tax assets	40,717	28,130
Net deferred tax liability	(41,941)	(71,937)

The gross movement in net deferred tax assets/(liabilities) is as follows:
Beginning of the year	(71,937)	(90,976)
Foreign currency translations	(578)	(878)
Credited/(charged) to equity (note 14)	5,596	(59)
Income statement charge (note 28)	24,978	19,976
End of the year	(41,941)	(71,937)

Deferred foreign currency gains
Deferred foreign currency gains comprise of taxable temporary differences arising on investments in subsidiaries in respect of which deferred tax has been recognized.

Recognition of deferred tax
Deferred tax at year-end has been recognized using the following corporate tax rates:

•	South Africa 28% (2017: 28%)

•	Australia 30% (2017: 30%)

•	Brazil 34% (2017: 34%)

•	Romania 16% (2017: 16%)

•	Thailand 20% (2017: 20%)

•	Uganda 30% (2017: 30%)

•	United Arab Emirates 0% (2017: 0%)

•	United Kingdom 19% (2017: 19%)

•	United States of America 27% (2017: 34%)

Deferred tax assets are recognized for tax losses carried forward to the extent that the realization of the related tax benefit through future taxable profits is probable. The Group did not recognize deferred tax assets of R61.3 million (2017: R34.3 million) in respect of losses amounting to R237.3 million (2017: R133.8 million) at year-end. During fiscal 2018 the Group raised a further deferred tax asset of R0.6 million (2017: R5.3 million) in respect of a portion of the tax losses available in the Europe segment. These tax losses were incurred in prior years. Since fiscal 2015, the entity started returning to profitability resulting in a reassessment of its ability to utilize the tax losses and the recognition of a deferred tax asset for a portion thereof since fiscal 2017.
The movement in deferred tax assets and liabilities during the year, prior to taking into account the offsetting of deferred tax balances within the same tax jurisdiction, is as follows:

	March 31, 2017	Charged/ (credited) to the income statement (note 28)	Charged/ (credited) directly to equity (note 14)	Foreign currency translation differences	March 31, 2018
	R’000	R’000	R’000	R’000	R’000

Deferred tax liabilities
Capital allowances for tax purposes	33,616	9,185	—	27	42,828
Intangible assets	49,807	7,279	—	(2)	57,084
Pre-payments	2,815	68	—	(26)	2,857
Deferred foreign currency gains	61,616	(28,318)	237	323	33,858
Other	1,106	105	—	(324)	887
	148,960	(11,681)	237	(2)	137,514

Deferred tax assets
Revenue received in advance	(14,304)	(1,426)	—	—	(15,730)
Capital allowances for tax purposes	(22,107)	(8,503)	—	54	(30,556)
Provisions, accruals and lease straight-lining	(28,731)	(5,572)	—	393	(33,910)
Assessable losses	(10,736)	4,713	—	131	(5,892)
Share-based payments	—	(2,354)	(5,833)	—	(8,187)
Other	(1,145)	(155)	—	2	(1,298)
	(77,023)	(13,297)	(5,833)	580	(95,573)
Net deferred tax liability	71,937	(24,978)	(5,596)	578	41,941

The movement in deferred tax assets and liabilities during the prior year, prior to taking into account the offsetting of deferred tax balances within the same tax jurisdiction, is as follows:

	March 31, 2016	Charged/ (credited) to the income statement (note 28)	Charged/ (credited) directly to equity (note 14)	Foreign currency translation differences	March 31, 2017
	R’000	R’000	R’000	R’000	R’000
Deferred tax liabilities
Capital allowances for tax purposes	27,603	6,013	—	—	33,616
Intangible assets	39,088	10,721	—	(2)	49,807
Pre-payments	1,970	845	—	—	2,815
Deferred foreign currency gains	87,878	(25,834)	(428)	—	61,616
Other	1,268	(163)	—	1	1,106
	157,807	(8,418)	(428)	(1)	148,960
Deferred tax assets
Revenue received in advance	(13,166)	(1,138)	—	—	(14,304)
Capital allowances for tax purposes	(25,609)	3,478	—	24	(22,107)
Provisions, accruals and lease straight-lining	(25,617)	(3,495)	—	381	(28,731)
Assessable losses	(1,043)	(10,178)	—	485	(10,736)
Deferred foreign currency losses	(487)	—	487	—	—
Other	(909)	(225)	—	(11)	(1,145)
	(66,831)	(11,558)	487	879	(77,023)
Net deferred tax liability	90,976	(19,976)	59	878	71,937